Leases - Schedule of Right-of-Use Assets and Lease Liabilities (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Schedule Of Right Of Use Assets And Lease Liabilities [Abstract]
Operating lease right-of-use assets	$ 6,782,354	$ 4,384,300
Operating lease liabilities - current	2,728,326	2,121,666
Operating lease liabilities - noncurrent	4,222,089	2,425,578
Total lease liabilities	$ 6,950,415	$ 4,547,244
Weighted average remaining lease term (years)	3 years 10 months 2 days	2 years 4 months 13 days
Weighted average discount rate	2.55%	1.51%
Cash paid for amounts included in the measurement of lease liabilities:
Payments for operating leases included in cash from operating activities	$ 2,602,143	$ 1,969,440	$ 1,314,835